Investments in Servicing Related Assets, Geographic Concentration (Details)	Mar. 31, 2020	Dec. 31, 2019
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	100.00%	100.00%
California [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	12.90%	13.40%
Texas [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	6.30%	6.20%
Maryland [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	5.90%	5.60%
New York [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	5.30%	5.10%
Virginia [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	5.40%	5.10%
All Other [Member]
Servicing Related Assets, Geographic Concentration [Abstract]
Outstanding unpaid principal balance	64.20%	64.60%